Share-based compensation (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Estimated Weighted Average Fair Value Assumption	The Company used the binomial model to estimate the fair value of the options granted under the Plan. The fair value per option was estimated at the date of grant using the following weighted-average assumptions: The Company estimated the risk-free interest rate based on the yield to maturity of U.S. treasury bonds denominated in USD and adjusted for country risk premium of PRC at the option valuation date. The expected volatility at the date of grant date and each option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term. Ruhnn has never declared or paid any cash dividends on its capital stock, and does not anticipate any dividend payments in the foreseeable future.

Year Ended March 31, 2020
Risk-free interest rate	1.54%-2.54%
Contract life	10 years
Expected volatility range	37.99%-56.8%
Expected dividend yield	-
Fair value of the underlying shares on the date of option grants (US$)	0.31-1.06

Summary of Option Activity Under 2019 Equity Plan	A summary of option activity under the 2019 equity plan during the year ended March 31, 2020 is presented below:
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value of options
		US$	(Years)	(US$ in thousands)
Outstanding as of March 31, 2019	-	-		-
Granted	20,207,630	0.02		-
Forfeited	(766,575)	0.01		-
Exercised	(7,383,985)	0.01		-
Outstanding as of March 31, 2020	12,057,070	0.03	9.4	10,220
Options vested and expected to vest as of March 31, 2020	12,057,070	0.03	9.4	10,220
Options exercisable as of March 31, 2020	2,067,070	0.01	9.4	1,794

Summary of Share-based Compensation Expense Allocated in Combined and Consolidated Statements of Comprehensive Loss	Ruhnn recorded compensation expense of nil, nil and RMB55,351 for share options for the years ended March 31, 2018, 2019 and 2020, respectively. Share-based compensation were allocated in the following accounts in the combined and consolidated statements of comprehensive loss for the fiscal year ended March 31, 2020:
Year Ended March 31, 2020
(Amounts in thousands of RMB)
Fulfillment expenses	1,641
Sales and marketing expenses	10,221
General and administrative expenses	43,489
Total	55,351